UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	5/31/2015

Item 1.	Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of May 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	341,866	$15,671,137

Airlines — 2.0%
Spirit Airlines, Inc.*	2,084,792	132,530,227
United Continental Holdings, Inc.*	1,289,100	70,371,969

		202,902,196

Auto Components — 1.1%
Delphi Automotive PLC (United Kingdom)	1,303,146	113,347,639

Banks — 1.0%
First Republic Bank(a)	1,661,189	100,584,994

Beverages — 1.1%
Constellation Brands, Inc. (Class A Stock)	975,886	115,047,201

Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.*	916,870	115,131,366
Incyte Corp.*	1,064,620	117,267,893
Vertex Pharmaceuticals, Inc.*	489,435	62,789,616

		295,188,875

Capital Markets — 1.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,059,492	46,734,192
TD Ameritrade Holding Corp.	1,962,548	72,908,658

		119,642,850

Chemicals — 3.0%
Airgas, Inc.	980,579	99,960,223
Axalta Coating Systems Ltd.*	2,578,813	88,324,345
FMC Corp.	2,131,922	121,881,981

		310,166,549

Commercial Services & Supplies — 2.2%
Copart, Inc.*	2,067,115	71,522,179
Stericycle, Inc.*(a)	1,098,967	150,888,169

		222,410,348

Communications Equipment — 1.1%
F5 Networks, Inc.*	878,976	110,478,493

Construction & Engineering — 1.2%
Quanta Services, Inc.*	4,360,104	127,838,249

Consumer Finance — 1.1%
SLM Corp.	11,037,952	113,249,388

Electrical Equipment — 1.2%
AMETEK, Inc.	2,246,637	120,779,205

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp. (Class A Stock)	2,981,702	170,106,099

Food & Staples Retailing — 1.4%
Kroger Co. (The)	1,163,093	84,673,171
Sprouts Farmers Market, Inc.*(a)	1,990,576	59,697,374

		144,370,545

Food Products — 3.4%
Hain Celestial Group, Inc. (The)*(a)	2,795,295	176,858,315
J.M. Smucker Co. (The)	743,198	88,106,123
Mead Johnson Nutrition Co.	835,644	81,308,161

		346,272,599

Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	1,511,443	91,699,247
Cooper Cos., Inc. (The)	382,465	69,520,663

		161,219,910

Health Care Providers & Services — 6.1%
Centene Corp.*	1,656,987	124,837,401
Envision Healthcare Holdings, Inc.*	3,119,072	115,249,710
Henry Schein, Inc.*(a)	1,212,315	171,748,666
Laboratory Corp. of America Holdings*	695,070	81,983,507
Universal Health Services, Inc. (Class B Stock)	1,014,102	131,407,337

		625,226,621

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.*	49,604	30,532,254
Hilton Worldwide Holdings, Inc.*	4,304,344	124,653,802
Norwegian Cruise Line Holdings Ltd.*(a)	1,562,746	85,263,422
Starwood Hotels & Resorts Worldwide, Inc.	1,072,443	88,755,383

		329,204,861

Household Products — 1.0%
Church & Dwight Co., Inc.	1,233,396	103,568,262

Independent Power & Renewable Electricity Producers — 1.1%
Abengoa Yield PLC (Spain)	2,691,884	103,476,021
Abengoa Yield PLC, Reg. D (Spain), Private Placement (original cost $8,791,247; purchased 05/08/15)(b)(c)	265,276	9,687,349

		113,163,370

Industrial Conglomerates — 1.9%
Roper Technologies, Inc.(a)	1,142,588	199,907,196

Insurance — 0.7%
W.R. Berkley Corp.	1,454,342	71,262,758

Internet & Catalog Retail — 0.5%
Vipshop Holdings Ltd. (China), ADR*(a)	2,020,352	50,448,189

Internet Software & Services — 1.6%
LinkedIn Corp. (Class A Stock)*	566,812	110,488,663
Twitter, Inc.*	1,587,729	58,222,023

		168,710,686

IT Services — 3.3%
FleetCor Technologies, Inc.*	545,543	82,998,912
Global Payments, Inc.	317,367	33,126,767
Vantiv, Inc. (Class A Stock)*	5,542,030	221,681,200

		337,806,879

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	502,737	103,604,041

Machinery — 1.9%
Flowserve Corp.	2,061,354	113,374,470
Pall Corp.	695,026	86,489,035

		199,863,505

Media — 0.6%
AMC Networks, Inc. (Class A Stock)*	813,746	63,952,298

Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	1,124,217	71,725,045

Multiline Retail — 3.4%
Burlington Stores, Inc.*	1,434,305	75,688,275
Dollar General Corp.	1,124,261	81,610,106
Dollar Tree, Inc.*	2,622,762	196,680,922

		353,979,303

Oil, Gas & Consumable Fuels — 3.8%
Cimarex Energy Co.	499,862	57,739,060
Concho Resources, Inc.*	1,311,935	157,825,780
Noble Energy, Inc.	2,229,229	97,595,646
Whiting Petroleum Corp.*	2,339,764	77,188,814

		390,349,300

Pharmaceuticals — 3.2%
Endo International PLC*(a)	1,748,160	146,425,882
Jazz Pharmaceuticals PLC*(a)	454,306	81,479,781
Mylan NV*(a)	757,871	55,044,171
Pacira Pharmaceuticals, Inc.*(a)	574,202	44,908,338

		327,858,172

Professional Services — 2.8%
IHS, Inc. (Class A Stock)*	1,171,718	144,590,001
Towers Watson & Co. (Class A Stock)(a)	1,028,130	141,830,534

		286,420,535

Real Estate Investment Trusts (REITs) — 3.4%
Crown Castle International Corp.	2,224,346	181,395,416
MFA Financial, Inc.	9,721,410	77,187,996
Starwood Property Trust, Inc.	3,936,291	94,037,992

		352,621,404

Real Estate Management & Development — 1.1%
CBRE Group, Inc. (Class A Stock)*	2,860,541	109,387,088

Road & Rail — 1.2%
Kansas City Southern	752,237	68,077,449
Old Dominion Freight Line, Inc.*	793,717	53,980,693

		122,058,142

Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	1,506,372	102,373,041
Applied Materials, Inc.	4,153,846	83,616,920
NXP Semiconductors NV (Netherlands)*(a)	722,661	81,118,697
Xilinx, Inc.	1,775,936	84,214,885

		351,323,543

Software — 9.8%
Check Point Software Technologies Ltd. (Israel)*(a)	2,096,434	177,609,888
Electronic Arts, Inc.*(a)	3,149,769	197,663,754
Intuit, Inc.	1,627,802	169,535,578
Red Hat, Inc.*	2,573,410	198,847,391
ServiceNow, Inc.*	1,506,340	115,400,707
Splunk, Inc.*(a)	1,454,619	98,361,337
Ultimate Software Group, Inc. (The)*(a)	327,944	53,058,060

		1,010,476,715

Specialty Retail — 7.9%
GNC Holdings, Inc. (Class A Stock)	3,232,622	143,980,984
L Brands, Inc.	1,087,376	94,079,772
O’Reilly Automotive, Inc.*(a)	618,168	135,706,421
Ross Stores, Inc.	1,544,541	149,310,778
Signet Jewelers Ltd.	1,023,826	132,411,417
Ulta Salon Cosmetics & Fragrance, Inc.*	1,025,325	156,485,101

		811,974,473

Textiles, Apparel & Luxury Goods — 2.1%
Kate Spade & Co.*(a)	2,905,568	71,999,975
PVH Corp.	763,884	79,932,822
Under Armour, Inc. (Class A Stock)*(a)	789,141	61,876,546

		213,809,343

Trading Companies & Distributors — 1.1%
WESCO International, Inc.*(a)	1,553,066	111,603,323

Wireless Telecommunication Services — 2.7%
SBA Communications Corp. (Class A Stock)*	2,490,092	278,417,187

TOTAL LONG-TERM INVESTMENTS (cost $6,979,387,786)		9,947,998,516

SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $990,809,909; includes $671,594,938 of cash collateral for securities on loan)(d)(e)	990,809,909	990,809,909

TOTAL INVESTMENTS — 106.3% (cost $7,970,197,695)(f)		10,938,808,425
Liabilities in excess of other assets — (6.3)%		(645,932,200)

NET ASSETS — 100.0%		$10,292,876,225

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $652,315,513; cash collateral of $671,594,938 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $8,791,247. The aggregate value, $9,687,349, is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$8,001,590,812

Appreciation	3,072,796,595
Depreciation	(135,578,982)

Net Unrealized Appreciation	$2,937,217,613

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$15,671,137	$—	$—
Airlines	202,902,196	—	—
Auto Components	113,347,639	—	—
Banks	100,584,994	—	—
Beverages	115,047,201	—	—
Biotechnology	295,188,875	—	—
Capital Markets	119,642,850	—	—
Chemicals	310,166,549	—	—
Commercial Services & Supplies	222,410,348	—	—
Communications Equipment	110,478,493	—	—
Construction & Engineering	127,838,249	—	—
Consumer Finance	113,249,388	—	—
Electrical Equipment	120,779,205	—	—
Electronic Equipment, Instruments & Components	170,106,099	—	—
Food & Staples Retailing	144,370,545	—	—
Food Products	346,272,599	—	—
Health Care Equipment & Supplies	161,219,910	—	—
Health Care Providers & Services	625,226,621	—	—
Hotels, Restaurants & Leisure	329,204,861	—	—
Household Products	103,568,262	—	—
Independent Power & Renewable Electricity Producers	103,476,021	—	9,687,349
Industrial Conglomerates	199,907,196	—	—
Insurance	71,262,758	—	—
Internet & Catalog Retail	50,448,189	—	—
Internet Software & Services	168,710,686	—	—
IT Services	337,806,879	—	—
Life Sciences Tools & Services	103,604,041	—	—
Machinery	199,863,505	—	—
Media	63,952,298	—	—
Metals & Mining	71,725,045	—	—
Multiline Retail	353,979,303	—	—
Oil, Gas & Consumable Fuels	390,349,300	—	—
Pharmaceuticals	327,858,172	—	—
Professional Services	286,420,535	—	—
Real Estate Investment Trusts (REITs)	352,621,404	—	—
Real Estate Management & Development	109,387,088	—	—
Road & Rail	122,058,142	—	—
Semiconductors & Semiconductor Equipment	351,323,543	—	—
Software	1,010,476,715	—	—
Specialty Retail	811,974,473	—	—
Textiles, Apparel & Luxury Goods	213,809,343	—	—
Trading Companies & Distributors	111,603,323	—	—
Wireless Telecommunication Services	278,417,187	—	—
Affiliated Money Market Mutual Fund	990,809,909	—	—

Total	$10,929,121,076	$—	$9,687,349

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date July 20, 2015

*	Print the name and title of each signing officer under his or her signature.